Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (11,701,941)	$ (3,584,213)	$ (4,301,837)